Employee Stock-Based Compensation - Summary of Restricted Stock Unit Activity (Detail) - Restricted Stock Units (RSUs) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summarizes restricted stock activity
Shares, Granted	1,858
Shares, Forfeited	(3)
Shares, Nonvested, Ending balance	1,855
Weighted Average Grant Date Fair Value, Granted	$ 7.48	$ 0	$ 0
Weighted Average Grant Date Fair Value, Forfeited	7.52
Weighted Average Grant Date Fair Value, Nonvested, Ending Balance	$ 7.48